Restructuring Activities - Additional Information - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Aug. 01, 2023	Dec. 16, 2021
Restructuring Cost and Reserve [Line Items]
Reduction in force, percentage	50.00%
Employees Retention Bonus Payable		$ 4,200
Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		62,081	$ 0
Recognized termination benefits		1,000
Termination benefits paid		600
Employees Retention Bonus Accrued		3,700
Non cash impairment of assests		$ 46,900
Restructuring Plan | Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Reduction in force, percentage		50.00%
Restructuring and impairment costs		$ 3,400
Second Restructuring Plan [Member] | Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment costs		3,500
Recognized termination benefits		1,000
Retention Bonuses		3,200
Restructuring and impairment charges		$ 7,000
Second Restructuring Plan [Member] | Minimum | Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Reduction in force, percentage		33.10%
Second Restructuring Plan [Member] | Maximum | Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Reduction in force, percentage		78.10%
Bayside Lease | Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Term of contract				20 months	20 months	120 months
Sublease payments				$ 500	$ 500
Asset Purchase Agreement (APA) | Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Exchange Amount Of Asset		$ 500
Additional contingent consideration		1,000
Reimbursement of research and development amount		$ 600
LOA to Acquire Nula-Cel Assets | Graphite Bio, Inc.
Restructuring Cost and Reserve [Line Items]
Equity interested diluted percentage		20.00%